Revenue from Contracts with Customers Revenue from Contracts with Customers (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		$ 49,557	$ 47,754	$ 45,301
Service charges on deposit accounts		5,111	5,372	5,168
Brokerage advisory, commissions and other fees		9,358
Trust and investment management		3,372
Investment banking		1,765
Trust and investment fees		14,495	14,243	14,468
Card fees		3,960	3,936	3,720
Other fees		3,557	3,727	4,324
Mortgage banking		4,350	6,096	6,501
Insurance Services Revenue		1,049	1,268	1,694
Net gains from trading activities		1,053	834	614
Net gains (losses) on debt securities	[1]	479	942	952
Net gains from equity investments	[2]	1,268	879	2,230
Lease income		1,907	1,927	621
Other		1,603	1,289	464
Total noninterest income		38,832	40,513	40,756
Total income		88,389
Cardholder rewards and rebates		1,201	1,047	863
Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		28,658	27,333	26,959
Service charges on deposit accounts		2,909
Brokerage advisory, commissions and other fees		1,830
Trust and investment management		889
Investment banking		(59)
Trust and investment fees		2,660
Card fees		3,613
Other fees		1,497
Mortgage banking		3,895
Insurance Services Revenue		139
Net gains from trading activities		59
Net gains (losses) on debt securities		709
Net gains from equity investments		1,144
Lease income		0
Other		1,735
Total noninterest income		18,360	19,180	20,595
Total income		47,018
Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		18,810	18,699	16,811
Service charges on deposit accounts		2,201
Brokerage advisory, commissions and other fees		304
Trust and investment management		523
Investment banking		1,827
Trust and investment fees		2,654
Card fees		345
Other fees		2,054
Mortgage banking		458
Insurance Services Revenue		872
Net gains from trading activities		700
Net gains (losses) on debt securities		(232)
Net gains from equity investments		117
Lease income		1,907
Other		114
Total noninterest income		11,190	12,348	11,067
Total income		30,000
Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		4,641	4,249	3,873
Service charges on deposit accounts		17
Brokerage advisory, commissions and other fees		9,072
Trust and investment management		2,877
Investment banking		(2)
Trust and investment fees		11,947
Card fees		6
Other fees		18
Mortgage banking		(10)
Insurance Services Revenue		88
Net gains from trading activities		294
Net gains (losses) on debt securities		2
Net gains from equity investments		7
Lease income		0
Other		62
Total noninterest income		12,431	12,029	12,291
Total income		17,072
Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income		(2,552)	(2,527)	(2,342)
Service charges on deposit accounts		(16)
Brokerage advisory, commissions and other fees		(1,848)
Trust and investment management		(917)
Investment banking		(1)
Trust and investment fees		(2,766)
Card fees		(4)
Other fees		(12)
Mortgage banking		7
Insurance Services Revenue		(50)
Net gains from trading activities		0
Net gains (losses) on debt securities		0
Net gains from equity investments		0
Lease income		0
Other		(308)
Total noninterest income		(3,149)	$ (3,044)	$ (3,197)
Total income		(5,701)
Charges and Fees On Loans [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		1,263
Charges and Fees On Loans [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		306
Charges and Fees On Loans [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		958
Charges and Fees On Loans [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		3
Charges and Fees On Loans [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		(4)
Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		506
Cash network fees [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		498
Cash network fees [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		8
Cash network fees [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		0
Cash network fees [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		0
Commercial Real Estate Brokerage Commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		462
Commercial Real Estate Brokerage Commissions [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		1
Commercial Real Estate Brokerage Commissions [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		461
Commercial Real Estate Brokerage Commissions [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		0
Commercial Real Estate Brokerage Commissions [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		0
Letters of credit fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		305
Letters of credit fees [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		5
Letters of credit fees [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		299
Letters of credit fees [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		5
Letters of credit fees [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		(4)
Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		448
Wire transfer and other remittance fees [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		239
Wire transfer and other remittance fees [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		204
Wire transfer and other remittance fees [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		9
Wire transfer and other remittance fees [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		(4)
All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		573
All other fees [Member] | Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		448
All other fees [Member] | Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		124
All other fees [Member] | Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		1
All other fees [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other fees		$ 0

[1]	Total other-than-temporary impairment (OTTI) losses were $205 million, $207 million and $136 million for the years ended December 31, 2017, 2016 and 2015, respectively. Of total OTTI, losses of $262 million, $189 million and $183 million were recognized in earnings, and losses (reversal of losses) of $(57) million, $18 million and $(47) million were recognized as non-credit-related OTTI in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
[2]	Includes OTTI losses of $344 million, $453 million and $376 million for the years ended December 31, 2017, 2016 and 2015, respectively.